Condensed Consolidated Interim Statements of Loss and Other Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue (Note 11)	$ 3,018	$ 3,550	$ 7,280	$ 5,225
Expenses:
Operating costs (Note 12(a))	3,451	2,708	8,601	4,959
Depreciation of property and equipment (Note 4)	191	51	365	162
Amortization of intangible assets (Note 5)	68	79	124	157
Depreciation of right of use assets (Note 6)	85	86	172	162
Gain on derecognition of right of use assets (Note 6)			(27)
Expenses	3,795	2,924	9,235	5,440
Operating income (loss)	(777)	626	(1,955)	(215)
Financing costs (Note 12(b))	(23)	(15)	(51)	(33)
Financing income	3		3
(Loss) gain on foreign currency translation	(19)	1	(25)	21
Income (loss) for the period	(816)	612	(2,028)	(227)
Other comprehensive income (loss):
Foreign currency translation differences	(62)	(2)	(88)	1
Comprehensive income (loss) for the period	$ (878)	$ 610	$ (2,116)	$ (226)
Basic income (loss) per share	$ (0.01)	$ 0.01	$ (0.04)	$ (0.01)
Diluted income (loss) per share	$ (0.01)	$ 0.01	$ (0.04)	$ (0.01)
Weighted average number of Class A common
shares - basic (Note 13(c))	59,176,324	41,977,490	57,581,832	41,887,679
shares - diluted (Note 13(c))	59,176,324	42,689,508	57,581,832	41,887,679